Non-Controlling Interests (Tables)	12 Months Ended
Mar. 31, 2025
Non-Controlling Interests [Abstract]
Schedule of Company's Material Non-controlling Interests
Tables below summarize the financial information and continuity of the Company's material non-controlling interests:

As at March 31, 2025	Henan Found	Henan Huawei	Yunxiang	Salazar Holdings
Non-controlling interests percentage	22.5%	20.0%	30.0%	25.0%
Current assets	$122,455	$9,020	$501	$27,485
Non-current assets	363,760	9,486	9,123	209,266
Current liabilities	(56,799)	(2,826)	(246)	(4,320)
Non-current liabilities	(58,949)	(1,339)	(36,835)	—
Net Assets (deficit)	$370,467	$14,341	$(27,457)	$232,431

Revenue	$256,020	$43,645	$—	$—
Net income (loss) and comprehensive income (loss)	85,842	9,485	(559)	(381)
Cash flows provided by (used in) operating activities	127,921	10,891	(302)	(2,720)
Cash flows (used in) provided by investing activities	(43,900)	2,908	—	(8,960.31)
Cash flows used in financing activities	(33,004)	(3,378)	—	(13,280.84)

Non-controlling interest continuity	Henan Found	Henan Huawei	Yunxiang	Salazar Holdings
As at April 1, 2023	$85,282	$3,510	$2,640	$—
Share of net income (loss)	12,846	673	(151)	—
Share of other comprehensive loss	(3,063)	(55)	(96)	—
Distribution	(10,088)	(950)	—	—
As at March 31, 2024	$84,977	$3,178	$2,393	$—
Acquisition	—	—	—	23,204
Share of net income (loss)	18,967	1,851	(149)	(95)
Share of other comprehensive income	122	45	(19)	—
Adjustment to NCI	—	—	—	8,424
Distribution	(10,128)	(921)	—	—
As at March 31, 2025	$93,938	$4,153	$2,225	$31,533